Stock-Based Compensation (Narrative) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 252	$ 263	$ 352	$ 310	$ 235
Estimated fair value of the common stock, per share	$ 22.73		$ 12.77
Weighted-average grant date fair value of options granted	$ 6.07		$ 5.71	$ 4.17	$ 3.12
Total unrecognized compensation costs	877		607
Immediately recognized unrecognized compensation costs	$ 682		$ 607
2006 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term	10 years
Options granted on the first anniversary of the date of grant, percentage	20.00%
Options granted on the second anniversary of the date of grant, percentage	20.00%
Options granted on the third anniversary of the date of grant, percentage	20.00%
Options granted on the fourth anniversary of the date of grant, percentage	20.00%
Options granted on the fifth anniversary of the date of grant, percentage	20.00%
2006 Plan | Pre Amended Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	1,004,957
2006 Plan | Amended Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	1,070,209
2012 Omnibus Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term	10 years
Options granted on the first anniversary of the date of grant, percentage	20.00%
Options granted on the second anniversary of the date of grant, percentage	20.00%
Options granted on the third anniversary of the date of grant, percentage	20.00%
Options granted on the fourth anniversary of the date of grant, percentage	20.00%
Options granted on the fifth anniversary of the date of grant, percentage	20.00%
Shares of common stock are reserved and available for issuance	1,250,000